Marketable securities (Details) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Pride [Member] USD ($)	Dec. 31, 2011 Ensco [Member] USD ($)	Dec. 31, 2011 Seahawk [Member] USD ($)	Dec. 31, 2011 Petromena [Member] USD ($)	Dec. 31, 2011 Petromena [Member] NOK	Dec. 31, 2011 Golden Close [Member] USD ($)	Dec. 31, 2011 Other bonds [Member] USD ($)
Marketable securities [Abstract]
Original cost	$ 24	$ 306		$ 0	$ 5	$ 0	$ 4		$ 15	$ 0
Unrealized gain on marketable securities, net	0	292
Carrying value	24	598		0	4	0	4		16	0
Marketable Securities, Investee [Line Items]
Percentage of marketable securities held (in hundredths)					3.50%	9.20%	81.10%		3.30%
Face amount of bond securities held								2,000
Historic cost	306			268	0	10	13		15	0
Fair Market value adjustments recognized via OCI	292	317		276	0	0	16		0	0
Net book value	598			544	0	10	29		15	0
Additions	18			0	5	0	0		0	13
Fair market value adjustments recognized via OCI	125			140	0	0	(16)		1	0
Release of OCI into profit & loss	(416)	0	0	(416)	0	0			0	0
Realization of historic cost	(290)			(268)	0	0	(9)		0	(13)
Other than temporary impairments	(10)	(15)	0	0	0	(10)	0		0	0
Historic cost	24	306		0	5	0	4		15	0
Fair Market value adjustments recognized via OCI	1	292	317	0	0	0	0		1	0
Fair Market value adjustments recognized via P&L	(1)			0	(1)	0	0		0	0
Net book value	$ 24	$ 598		$ 0	$ 4	$ 0	$ 4		$ 16	$ 0